Available-For-Sale Securities (Tables)	12 Months Ended
Sep. 30, 2024
Investments, Debt and Equity Securities [Abstract]
Interest-Bearing Investments in Available-for-Sale Securities

Available-for-sale securities consist of the following interest-bearing investments:

	As of September 30, 2024
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Money market funds	$142,920	$—	$—	$142,920
Corporate bonds	111,351	—	2,931	108,420
U.S. government treasuries	36,904	—	1,371	35,533
Supranational and sovereign debt	17,438	—	778	16,660
Municipal bonds	4,317	—	126	4,191
Asset backed obligations	3,470	—	32	3,438
Total(1)	$316,400	$—	$5,238	$311,162

(1)
Available-for-sale securities with maturities longer than 90 days from the date of acquisition were classified as short-term interest-bearing investments and available-for-sale securities with maturities of 90 days or less from the date of acquisition were included in cash and cash equivalents on the Company’s consolidated balance sheets. As of September 30, 2024, $168,242 of securities were classified as short-term interest-bearing investments and $142,920 of securities were classified as cash and cash equivalents.

	As of September 30, 2023
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Money market funds	$308,354	$—	$—	$308,354
Corporate bonds	160,370	—	10,060	150,310
U.S. government treasuries	44,782	—	3,644	41,138
Supranational and sovereign debt	18,566	—	1,774	16,792
Asset backed obligations	7,423	—	308	7,115
Municipal bonds	7,513	—	417	7,096
Total(1)	$547,008	$—	$16,203	$530,805

(1)
Available-for-sale securities with maturities longer than 90 days from the date of acquisition were classified as short-term interest-bearing investments and available-for-sale securities with maturities of 90 days or less from the date of acquisition were included in cash and cash equivalents on the Company’s consolidated balance sheets. As of September 30, 2023, $222,451 of securities were classified as short-term interest-bearing investments and $308,354 of securities were classified as cash and cash equivalents.

Available-for-Sale Securities Debt Maturities Market Value	As of September 30, 2024, the Company’s available-for-sale securities had the following maturity dates:

Market Value
Due within one year	$230,830
1 to 2 years	67,194
2 to 3 years	13,138
$311,162